Trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Total trade receivables	¥ 506,535	¥ 710,669
Less: non-current trade receivables	(10,106)
Trade receivables	496,429	710,669
Cost
Trade receivables
Total trade receivables	582,068	779,458
Impairment loss allowance
Trade receivables
Total trade receivables	¥ (75,533)	¥ (68,789)